UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
-----------

FORM N-CSRS
---------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST
(Exact name of registrant as specified in charter)
----------

135 Crossways Park Drive
Woodbury, NY 11797
(Address of principal executive offices) (Zip code)

Thomas Giugliano, President
135 Crossways Park Drive
Woodbury, NY 11797
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-391-1010

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2006

TABLE OF CONTENTS

Auditor's Letter to Shareholders and
  Board of Directors................................ 1
Portfolio of Investments............................ 2
Statement of Assets and Liabilities................. 6
Statement of Operations............................. 7
Statement of Changes in Net Assets.................. 8
Financial Highlights................................ 9
Notes to Financial Statements....................... 10
Fund Management..................................... 13
Voting Proxies on Portfolio Securities.............. 14
Disclosure of Portfolio Holdings.................... 14
Disclosure of Fund Expenses......................... 14
Fund Service Providers.............................. 16

To the Shareholders and Board of Directors
The Ehrenkrantz Growth Fund
New York, New York


We have reviewed the accompanying statement of assets and liabilities of the Ehrenkrantz Growth Fund, including the schedule of investments, as of June 30, 2006, and the related statements of operations, changes in net assets, and financial hightlights for the six month period ended June 30, 2006. These interim financial statements and financial highlights are the responsi-bility of the Company management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United Sates of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended December 31, 2005, and in our report dated
March 13, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial hightlights. The financial statements of the Ehrenkrantz Growth Fund for the four years ended December 31, 2004 were audited by other auditors whose report dated February 22, 2005 expressed an unqualified opinion on those statements.



Liebman Goldberg & Drogin, LLP
Certified Public Accountants
Garden City, New York

August 31, 2006

ITEM 1.	REPORTS TO SHAREHOLDERS


THE EHRENKRANTZ TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FOR THE PERIOD ENDING
JUNE 30, 2006


THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006

                                                Fair
COMMON STOCKS                           Shares  Value            Percent

BANKS                                                             5.73
  Citigroup, Inc.                         285  $  13,749
  Bank America                            291     13,997
  Washington Mutual                       314     14,312
                                                  _________      ________
                                                  42,058

BUILDING PRODUCTS                                                 1.88
  Home Depot                              386     13,815


CABLE TV                                                          1.94
  Comcast Corp. Class - A                 435     14,260


CHEMICALS                                                         1.97
  Dow Chemical                            371     14,480


COMPUTERS                                                         1.91
  Internaional Business Machines, Inc.    182     13,981


CONSUMER PRODUCTS                                                 1.97
  Kimberly Clark, Corp.                   234     14,438


COSMETICS                                                         1.98
  Proctor & Gamble, Co.                   261     14,512


DIVERSIFIED MANUFACTURING                                         5.90
  General Electric                        416     13,711
  Tyco International                      529     14,547
  Ingersoll Rand, Co.                     352     15,059
                                                __________
                                                  43,317

ELECTRIC                                                          1.94
  Fistenergy, Corp.                       262     14,203

                                    2

THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006

                                                 Fair
COMMON STOCKS                           Shares   Value           Percent

                                                                  2.00
ELECTRONIC COMPONENTS
  AVX, Corp.                              931     14,700


FOOD                                                              2.05
  Unilever, PLC.                          666     15,012


INDEX FUNDS                                                       3.99
  S&P Depository Receips Index Fund       113     14,363
  Ishare MSCI Value Index Fund            238     14,901
                                                 ________
                                                  29,264

INSURANCE                                                         5.99
  Harford Insurance                       164     13,875
  Cigna, Corp.                            151     14,875
  Bershire Hathaway Class - B               5     15,215
                                                 ________
                                                  43,965

INVESTMENT BANK                                                   1.99
  Lehman Brothers                         224     14,594


MACHINERY                                                         2.01
  Deere & Co.                             177     14,778


MEDICAL                                                           7.62
  Amgen, Inc                              209     13,633
  Johnson & Johnson, Inc.                 231     13,841
  WellPoint Health Net                    197     14,336
  Pfizer, Inc.                            601     14,105
                                                _________
                                                  55,915

METALS                                                            2.06
  Alcoa, Inc                              468     15,144


MULTIMEDIA                                                        1.88
  McGraw Hill, Cos, Inc                   275     13,813

                                     3

THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006

                                                  Fair
COMMON STOCKS                          Shares     Value          Percent

OIL                                                               6.33
  Exxon Mobil, Corp                       240      14,724
  Canadian Natural Resources              284      15,728
  Marathon Oil, Corp                      192      15,994
                                                 _________
                                                   46,446

REAL ESTATE OPERATIONS                                            1.88
  Brookfield Asset Management             339      13,770


RETAIL                                                            3.95
  Target, Corp                            291      14,221
  The Buckle, Inc                         353      14,780
                                                 _________
                                                   29,001


TELECOM                                                           0.00
  Touch American Holdings              20,000          32


TELEPHONE                                                         6.07
  France Telecom SA AD                    670      14,646
  Alltell, Corp.                          232      14,809
  Verizon Communications                  449      15,037
                                                 _________
                                                   44,492


TOBACCO                                                           1.98
  Altria Group, Inc.                      198      14,539


TOYS                                                              1.97
  Leapfrog Enterprises                  1,420      14,342


WIRELESS EQUIPMENT                                                1.87
  Motorola, Inc.                          680      13,702


                                                 _________       ________
Total Common Stock (Cost $669,911)                578,573        78.87


THE EHRENKRANTZ GROWTH FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006



                                       Principal
                                       Amount or  Fair
                                       Value      Value          Percent
                                       _________  _________      _________
U.S. GOVERNMENT OBLIGATIONS
  Black Rock Funds - US Treasurey
  Money Market                          163,219    163,219
                                                  ________      __________


Total value of investments (Cost $669,911)         578,573
                                                  _________     __________

Excess of cash over liabilities                    110,145

NET ASSETS                                       $ 688,718
                                                  ============   ==========

                                     5

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006


ASSETS

Investments in securities, at value
 (identified cost $669,911)                     $     578,573

Cash and cash equivalents
                                                      163,219
Receivables:
  Dividends and interest                                  700
                                                  ____________

     Total Assets                                     742,492


LIABILITIES

Accrued expenses                                       53,774
                                                ______________

     Net Assets                                  $    668,718
                                                   ===========

Net assets consist of:

  Unrealized depreciation on investments         $    (91,338)
  Accumulated net (loss) on investment
    transactions                                     (805,976)
  Undistributed net (loss)                           (318,350)
  Paid in Capital                                   1,904,382
                                                 _____________

     Total                                       $    688,718
                                                  ===========

Net Asset Value, Offering and Redemption Price
  Per Share (189,065 shares of no par value
  capital stock outstanding; an unlimited
  number of shares are authorized)                       3.64
                                                     ========

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ending June 30, 2006

Investment Income:
  Income
    Dividends                           $  1,642
    Interest                               2,806
    Other                                  1,870
                                        ________
      Investment income                                 $ 6,318

  Expenses:
    Investment advisory fee (Note 4)       4,871
    Professional fees                     33,712
    Custodian fees                           563
    Shareholder servicing and
      fund accounting fees                 6,600
    Miscellaneous and office expense       1,970
                                        _________
             Total Expenses                             $47,716
                                                        ________
             Net investment (loss)                      (41,398)


Net Realized and Unrealized Gains and
  Losses on Investments:

   Realized gains from investment trans-
     actions during the period              198,342
   Increase in unrealized depreciation of
     investments during current
     period                                 (91,338)
                                           ___________
   Net realized and unrealized gain                      107,004
                                                       ___________
Net Increase in Net Assets Resulting from
  Operations                                          $   65,606
                                                      ============

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ending June 30. 2006

Increase (Decrease) in Net Assets
  from Operations

  Net investment (loss)                                   $(41,398)
  Net realized gain on
    investment transactions                                198,342
  Net change in unrealized
    depreciation on investments                            (91,338)
                                                         ___________
  Increase in net assets
    resulting from operations                               65,606
                                                         ___________

Distributions to shareholders:

  Net investment income                                          0
  Net realized gain on investments                               0
                                                         ___________
                                                                 0

CAPITAL SHARE TRANSACTIONS (Note 6):
   (Decrease) in net assets
    resulting from capital share
    transactions                                          (290,650)
                                                        ____________

Total (decrease) in
  net assets                                              (225,044)


NET ASSETS
  Beginning of Period                                      913,762
                                                         _____________

  End of Period (including
    undistributed net investment
    and operating (loss) of  ($318,350)                   $688,718
                                                         ===========

THE EHRENKRANTZ GROWTH FUND
FINANCIAL HIGHLIGHTS

                                      Year Ended

                        6 mos.
                        2006     2005     2004     2003    2002

Net asset value,
 beginning of year      $3.47    $3.76    $4.40    $2.88   $3.90

Income (loss) for
 investment Operations:
   Net investment
   income (loss)        (0.15)   (0.28)   (0.21)   (0.07)  (0.08)
   Net gains(losses)
   on securities
   (both realized and
   unrealized)           0.32    (0.01)   (0.43)    1.59   (0.94)
                       ___________________________________________

Total investment
  operations             3.64     3.47     3.76     4.40    2.88


Less distributions:
  Dividends (from net
   investment income)     -        -         -       -       -
  Distributions (from
   capital gains)         -        -         -       -       -
  Return of capital       -        -         -       -       -
                       ___________________________________________

Total dividends and
 distributions          (0.00)   (0.00)   (0.00)   (0.00)  (0.00)

Net asset value,
 end of year            $3.64    $3.47    $3.76    $ 4.40  $2.88
                       ===========================================

Total return            4.9%     (7.7)%  (14.5)%    52.8% (26.2)%

Net assets,
 end of period (in
  thousands)             689       914    1,273     1,563   2,153

Ratio of expenses to
  average net assets1    5.9%     11.2%    5.8%      3.8%    3.5%

Ratio of net income
 (loss) to average net
   assets              (5.2)%    (10.1)%   (4.9)%    (2.2)%  (2.3)%

Portfolio turnover
  rate                  74.0%     11.6%    30.0%     0.0%    22.0%

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the six months ending June 30,2006

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security Transactions and Related Investment Income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Six Months Ending June 30, 2006

Significant Accounting Policies (continued):

Federal Income Taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.

Dividends and Distributions to Shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment Advisory Agreement.

The Ehrenkrantz Growth Fund has entered into an investment advisory agreement (the "Agreement") with EKN Asset Management Group, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets.

The fee will be reduced for any fiscal year if the Fund's operating expenses, as defined, exceed certain limitations.

THE EHRENKRANTZ GROWTH FUND
Notes to Financial Statements
For the Six Months Ending June 30, 2006

Investment advisory agreement (continued):

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily through an affiliate of the Advisor.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

   Unrealized appreciation at
     June 30, 2006                            $            0
   Unrealized depreciation at
     June 30, 2006                                   (91,338)
                                                _______________

   Net depreciation                           $      (91,338)


During the six months ended June 30, 2006, the Fund sold $1,577,721 and purchased $569,486 in securities.

5. Trust Shares.

Transactions in trust shares were as follows:

                                                       Six Months
                                                          Ended
                                                         6/30/06

                                                     Shares     Amount

Shares sold                                            0       $      0

Shares issued from
 investment of
 dividends                                             0              0

Shares repurchased                                 (74,222)    (290,650)

Net Change                                         (74,222)    (290,650)
                                                   =========  ==========

Shares outstanding:

  Beginning of period                                  263,287
                                                      _________
  End of period                                        189,065

FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-888-424-8570.

The address of each individual is 135 Crossways Park Dr., Woodbury, NY 11797. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:

                        Position(s)
                        Held with
                        Trust and Date
                        First Elected           Principal
Name and Age            or Appointed to         Occupation During
at December 31, 2005    Office                  Past 5 Years
-------------------------------------------------------------------
Interested Trustees

Thomas Guigliano         President, Secretary,  Co-Branch Manager
41                       Treasurer & CCO        of Weatherly Securities, a
                         August 2005            stockbrokerage firm,
                                                from 1999 to 2002.
                                                President, Ehrenkrantz
                                                King Nussbaum, Inc., a
                                                stockbrokerage firm,
                                                from 2002 to present.
                                                Secretary, Ehrenkrantz
                                                King Nussbaum Asset
                                                Management Group, Inc., a
                                                registered investment
                                                advisor from 2004 to
                                                present. No other
                                                directorships held.

Independent Trustees

                        Position(s)
                        Held with
                        Trust and Date
                        First Elected           Principal
Name and Age            or Appointed to         Occupation During
at December 31, 2005    Office                  Past 5 Years
-------------------------------------------------------------------------

Kevin T. Oliver, 43     Trustee                 Attorney in private
                        August 2005             practice since 1988.
                                                No directorships held.


Thomas Spina, 43        Trustee                 Nursing representative
                        August 2005             with NYSNA, a nurses
                                                union, since 1997. No
                                                directorships held.

Chris Lyons, 41         Trustee                 Project Manager with
                        August 2005             Lyon's Development,
                                                Ltd., a construction
                                                development company,
                                                since 1997. No
                                                directorships held.

Angel Martinez, 38      Trustee                 Branch Manager, Sunset
                        August 2005             Mortgage Co., L.P., a
                                                loan origination
                                                company, since January
                                                of 2004.  No directorships
                                                held.

-------------------------------------------------------------------------
*Mr. Giugliano is considered to be an "interested person" of the Fund by virtue of his affiliation with EKN Asset Management Group, Inc., the Fund's investment adviser.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-424-8570; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fund's Form N-Q, reporting portfolio securities held by the Fund, is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling 800-SEC-0330.

Disclosure of Fund Expenses

As a shareholder of the Fund, you may incur two types of costs: (1) transaction cost which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six months and held for the entire six months.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide you account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months" to estimate the expenses you paid on your account during the six months.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per six months before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appears in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, you costs would have been higher.

                       January 1, 2006   June 30, 2006
                        Beginning          Ending         Expenses Paid
                       Account Value     Account Value    During six months

Actual                    $1,000           $1,049             $   48

Hypothetical              $1,000           $1,025             $   33
5% return before expenses

*Expenses are equal to the Fund's annualized expense ratio of 5.9%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

The actual return for the Fund during this period was 4.9%.

Fund Service Providers

Investment Advisor:
EKN Asset Management Group, Inc.
135 Crossways Park Drive
Woodbury, NY 11797

Transfer Agent:
Ameritor Financial Corp.
4400 MacArthur Blvd., Suite 301
Washington, DC 20007
888-424-8570

Custodian:
PNC Bank
Washington, DC

Counsel:
Roberts & Henry
164 Honeysuckle Drive
Jupiter, FL 33458

Independent Auditors:
Liebman Goldberg & Drogin LLP
595 Stewart Avenue, Suite 420
Garden City, NY 11530

Item 2.	CODE OF ETHICS

        Not Applicable to Semi-Annual Report

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

        Not Applicable to Semi-Annual Report

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a)	Not applicable.

	(b)	Not applicable.

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Not applicable.

	(f)	Not applicable.

	(g)	Not applicable.

	(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

		Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

		Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

		Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

	(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

        There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

	(b)	There were no changes in the registrant's internal control
        over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

        (a)(1)  Not applicable

        (a)(2) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith. Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         The Ehrenkrantz Trust



                                         By: /s/ Thomas Giugliano



                                      ___________________________
                                      Name:  Thomas Giugliano
                                      Title: President (Principal
                                      Executive Officer)

Date: August 31, 2006



                                       By: /s/ Thomas Giugliano



                                       ___________________________
                                       Name:  Thomas Giugliano
                                       Title: Secretary, Treasurer
                                       (Principal Financial
                                       and Accounting Officer
Date: August 31, 2006